Liquidity (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 08, 2023	Dec. 31, 2022	Feb. 18, 2022	Dec. 31, 2021	Apr. 12, 2018
Liquidity (Details) [Line Items]
Purchase agreements		$ 48,000
Equipment financing		47,020	$ 32,000	$ 11,039
Estimated loan		5,000		$ 7,200	$ 9,000
Outstanding principal and interest		$ 20,000
Consideration of cash	$ 7,750
Extinguishment of long-term debt	12,578
Backbone Mining’s [member]
Liquidity (Details) [Line Items]
Assets	$ 6,100